BUSINESS AND SEGMENT REPORTING (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Shipping revenues	$ 243,756	$ 243,725	$ 241,752	$ 245,487	$ 233,542	$ 216,928	$ 206,283	$ 241,777	$ 292,446	$ 964,506	$ 957,434	$ 1,015,996
Vessels Deferred Dry Dock and Other Property	$ 2,137,937	2,180,100				2,275,630				2,180,100	2,275,630	2,416,600
International Flag Segments [Member]
Segment Reporting Information [Line Items]
Shipping revenues										497,634	517,018	585,359
Vessels Deferred Dry Dock and Other Property		1,277,486				1,348,044				1,277,486	1,348,044	1,466,970
U.S. Flag Segment [Member]
Segment Reporting Information [Line Items]
Shipping revenues										466,872	440,416	430,637
Vessels Deferred Dry Dock and Other Property		$ 902,614				$ 927,586				$ 902,614	$ 927,586	$ 949,630